Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments [Abstract]
OPERATING SEGMENTS
Note 22:-	operating segments

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies.

Headquarters’ general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2022

Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2021

Total revenues	$95,589	$384,736	$-	$480,325
Expenses	74,863	347,712	5,627	428,202

Operating income (loss)	$20,726	$37,024	$(5,627)	$52,123

Depreciation and amortization	$10,619	$8,846	$372	$19,837

c.	The Company’s business is divided into the following geographic areas: United States, Israel, Europe, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2021 and 2022:

	Year ended December 31,
	2021	2022
United States	$254,342	$308,485
Israel	180,462	205,258
Europe	30,085	39,247
Japan	11,443	10,121
Other	3,993	3,681
	$480,325	$566,792

d.	The Company’s long-lived assets are located as follows:

	January, 1	December 31,
	2021	2021	2022
United States	$74,577	$76,369	$82,325
Israel	129,248	138,071	148,819
Europe	5,115	4,423	7,885
Japan	6,428	5,543	4,696
Other	3,069	2,939	2,905
	$218,437	$227,345	$246,630

e.	The Company does not allocate its assets or liabilities to its reportable segments; accordingly, asset or liabilities information by reportable segments is not presented.

f.	In 2021 and 2022, the Company had one major customer, included in the IT professional services segment, which accounted for 14% and 15% of the Company revenues, respectively.